ORGANIZATION AND NATURE OF BUSINESS (Details 3) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
ORGANIZATION AND NATURE OF BUSINESS
Weighted Average Number of Shares Outstanding, Basic	26,037,608	16,851,747	19,147,726	11,968,665
Weighted Average Number of Shares Outstanding, Diluted	26,037,608	16,851,747